Putnam Investments
One Post Office Square
Boston, MA 02109
April 13, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Putnam VT Capital Opportunities Fund (“the “Fund”) a series of Putnam Variable Trust (Reg. No. 33-
17486) (811-05346) (the “Trust”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 497 under the Securities Act of 1933, as amended, an interactive data form with risk/return summary information that has been amended pursuant to a prospectus supplement of the Fund dated April 1, 2016.

Any comments or questions concerning this filing should be directed to me at 1-800-225-2465, ext.11139.

Very truly yours,

/s/ Laurie Grossman
Laurie Grossman

cc:	Venice Monagan, Esq., Putnam Investments
James E. Thomas, Esq., Ropes & Gray LLP